Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Summary of Impairment of Passenger Vehicle Segment and Other Provisions (Detail) - Passenger vehicle segment [member]
₨ in Millions
12 Months Ended
Mar. 31, 2021 INR (₨)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Charge	₨ (3,713.5)
Property, plant and equipment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Charge	(1,881.3)
Right-of-use assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Charge	(120.5)
Other intangible assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Charge	₨ (1,711.7)